Derivative Financial Instruments	8 Months Ended
Oct. 31, 2018
Investments, All Other Investments [Abstract]
Derivative Financial Instruments

NOTE 10 –DERIVATIVE FINANCIAL INSTRUMENTS

The following tables summarize the components of the Company’s derivative liabilities and linked common shares as of October 31, 2018 and the amounts that were reflected in income related to derivatives for the period ended:

	October 31, 2018
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Compound embedded derivative	301,898	$ (439,548)
Derivative warrants	480,000	(140,112)
Total	781,898	$ (579,660)

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the three months ended October 31, 2018 and for the period from February 26, 2018 (Inception) through to October 31, 2018:

The financings giving rise to derivative financial instruments and the income effects:	Three Months Ended December 31, 2013
Compound embedded derivative	$(31,175)
Derivative warrants	(11,568)
Day-one derivative loss	(260,917)
Total gain (loss)	$(303,660)

The Company’s face value $300,000 Secured Convertible Promissory Note and Detachable Warrants issued on October 3, 2018 gave rise to derivative financial instruments. The Notes embodied certain terms and conditions that were not clearly and closely related to the host debt agreement in terms of economic risks and characteristics. These terms and features consist of the embedded conversion option. Additionally the detachable warrants contained terms and features that gave rise to derivative liability classification.

Current accounting principles that are provided in ASC 815 - Derivatives and Hedging require derivative financial instruments to be classified in liabilities and carried at fair value with changes recorded in income. In addition, the standards do not permit an issuer to account separately for individual derivative terms and features embedded in hybrid financial instruments that require bifurcation and liability classification as derivative financial instruments. Rather, such terms and features must be bundled together and fair valued as a single, compound embedded derivative. The Company has selected the Monte Carlo Simulations valuation technique to fair value the compound embedded derivative because it believes that this technique is reflective of all significant assumption types, and ranges of assumption inputs, that market participants would likely consider in transactions involving compound embedded derivatives. Such assumptions include, among other inputs, interest risk assumptions, credit risk assumptions and redemption behaviors in addition to traditional inputs for option models such as market trading volatility and risk-free rates. The Monte Carlo Simulations technique is a level three valuation technique because it requires the development of significant internal assumptions in addition to observable market indicators.

Significant inputs and results arising from the Monte Carlo Simulations process are as follows for the compound embedded derivative that has been bifurcated from the Convertible Notes and classified in liabilities:

	Inception	October 31, 2018
Quoted market price on valuation date	$0.41	$0.44
Contractual conversion rate	$0.20	$0.20
Contractual term to maturity	1.00 Year	0.92 Years
Market volatility:
Equivalent Volatility	163.10%	152.57%
Interest rate	5.0%	5.0%

The Company has selected the Black Scholes Merton valuation technique to fair value the detachable warrants because it believes that this technique is reflective of all significant assumption types, and ranges of assumption inputs, that market participants would likely consider in transactions involving compound embedded derivatives.

Significant inputs and results arising from the Black Scholes Merton process are as follows for the detachable warrants classified in liabilities:

	Inception	October 31, 2018
Quoted market price on valuation date	$0.41	$0.44
Contractual strike price	$0.3125	$0.3125
Range of effective contractual conversion rates	--	--
Contractual term to maturity	3.00 Year	2.93 Years
Market volatility:
Volatility	166.14%	164.78%
Risk-free interest rate	2.94%	2.93%

The following table reflects the issuances of compound embedded derivatives and detachable warrants and changes in fair value inputs and assumptions related to the compound embedded derivatives during the quarter ended October 31, 2018.

October 31, 2018
Balances at February 26, 2018 (Company Inception)	$--
Issuances:
Compound embedded derivative	408,373
Detachable warrants	128,544
Changes in fair value inputs and assumptions reflected in income	42,743
Balances at October 31	$579,660